Provisions - Litigation and Other Matters (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) company	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of provision matrix [line items]
Provisions	€ 14,489	€ 14,459	€ 14,494	€ 15,376
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Action Filed Relating To Increase In Rate Of Brazilian Social Contribution Tax On Net Income Member
Disclosure of provision matrix [line items]
Social contribution tax rate on net income before increased	9.00%
Social contribution tax rate on net income after increased	15.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	€ 0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Relating To Involved In Administrative And Legal Proceedings Against Several Municipalities
Disclosure of provision matrix [line items]
Provisions	€ 0
Santander Distribuidora De Titulos E Valores Mobiliarios Ltda. And Banco Santander (Brasil), S.A. | Legal Case Relating To Provisional Tax On Financial Movements (CPMF)
Disclosure of provision matrix [line items]
Number of entities appealed | company	2
Banco Santander (Brasil) S.A | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	€ 0
Banco Santander (Brasil) S.A | Legal Case Relating To Tax On Capital Gain Obtained In Brazil By Sterrebeeck B.V.
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A | Legal Case Relating To Tax Deductibility Of Amortization Of Goodwill Arising On Acquisition [Member]
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander And Other Companies | Legal Case Relating To Investigation Into Illegal State Aid To The Kingdom Of Spain [Member]
Disclosure of provision matrix [line items]
Provisions	0
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,841	5,712	5,604	€ 5,310
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	€ 1,006	€ 1,074	€ 997